N-Q

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09277

Viking Mutual Funds
(Exact name of registrant as specified in charter)

1 Main Street North, Minot, ND	58703
(Address of principal offices)	(Zip code)

Brent Wheeler and/or Kevin Flagstad, PO Box 500, Minot, ND 58702

(Name and address of agent for service)

Registrant’s telephone number, including area code: 701-852-5292

Date of fiscal year end: December 31st

Date of reporting period: September 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. SCHEDULE OF INVESTMENTS

VIKING TAX-FREE FUND FOR MONTANA
Schedule of Investments September 30, 2016 (unaudited)

	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (98.8%)

Education (8.8%)
Gallatin Cnty MT Sch Dist #44 Belgrade GO 3.500% 06/15/28	$575,000	$624,680
MT St Brd Regt Higher Ed Rev Ref (MT St Univ) 4.500% 11/15/25	770,000	773,257
MT St Brd Regt Higher Ed Rev Ref (MT St Univ) 5.000% 11/15/23	250,000	298,058
*MT St Brd Regt Higher Ed Univ of Mont Ref Rev 4.000% 05/15/25	2,000,000	2,270,880
MT St Brd Regt Higher Ed Univ of Mont Ref Rev 4.000% 05/15/26	1,145,000	1,281,850
MT St Brd Regt Higher Ed Rev Ref (MT St Univ) 4.000% 11/15/25	500,000	568,060
MT St Brd Regt Higher Ed Rev Facs Impt - MT St Univ 5.000% 11/15/25	500,000	614,275
MT St Brd Regt Higher Ed Rev Facs Impt - MT St Univ 5.000% 11/15/30	240,000	287,983
Univ of MT Univ Revs Facs Acq & Imp Ser C 5.000% 11/15/17	95,000	96,644
Univ of MT Univ Revs Higher Ed Facs Impt Ser D 5.375% 05/15/19	275,000	292,595
		7,108,282
General Obligation (28.9%)
Beaverhead Cnty MT Sch Dist #10 Ref GO 4.000% 06/15/31	580,000	677,283
Bozeman MT 4.000% 07/01/28	540,000	632,729
Butte Silver Bow City & Cnty GO 3.250% 07/01/22	765,000	765,589
Gallatin Cnty, MT Ref GO 3.000% 07/01/27	675,000	748,724
Gallatin Cnty, MT Ref GO 3.000% 07/01/29	500,000	531,865
Gallatin Cnty MT High Sch Dist #44 Belgrade GO 4.000% 06/01/35	700,000	775,285
Gallatin Cnty MT High Sch Dist #44 Belgrade GO 4.000% 06/01/36	640,000	707,110
Gallatin Cnty MT Sch Dist #72 (Big Sky) GO 3.500% 07/01/23	555,000	612,615
Gallatin Cnty MT Sch Dist #72 (Big Sky) GO 3.750% 07/01/24	645,000	711,487
Gallatin Cnty MT Sch Dist #72 (Big Sky) GO 4.000% 07/01/25	420,000	466,250
Gallatin Cnty MT Sch Dist #7 Bozeman Sch Bldg GO 4.000% 12/01/32	610,000	694,412
Gallatin Cnty MT Sch Dist #7 Bozeman Sch Bldg GO 4.000% 12/01/33	260,000	294,299
Gallatin Cnty MT Sch Dist #27 GO 4.250% 06/15/26	415,000	490,157
Gallatin Cnty MT High Sch Dist No 3 (Manhattan) GO 4.000% 07/01/29	210,000	249,596
Gallatin Cnty MT Elem Sch Dist No 3 (Manhattan) GO 4.000% 07/01/29	385,000	457,592
Gallatin Cnty MT Sch Dist No 3 (Manhattan) GO 4.000% 07/01/35	485,000	557,561
Meagher Cnty MT Sch Dist #8 (White Sulphur Springs) GO 4.000% 07/01/28	475,000	563,279
Missoula Cnty MT GO 5.000% 07/01/30	490,000	618,895
Missoula Cnty MT GO 5.000% 07/01/31	445,000	559,369
Missoula Cnty MT GO 4.000% 07/01/33	400,000	454,316
Missoula Cnty MT GO 4.000% 07/01/35	250,000	279,568
Missoula Cnty MT High School Dist #1 GO 4.000% 07/01/32	275,000	312,406
Missoula, MT Ref-Ser A 4.000% 07/01/26	350,000	418,257
Missoula, MT Ref-Ser A 4.000% 07/01/31	250,000	284,040
Missoula Cnty MT Elem Sch Dis #1 (Missoula) GO 4.000% 07/01/31	750,000	859,733
Missoula Cnty MT Elem Sch Dis #1 (Missoula) GO 4.000% 07/01/32	500,000	570,340
Missoula Cnty MT Elem Sch Dis #1 (Missoula) GO 4.000% 07/01/33	750,000	846,975
Montana St Ref-Long Range Bldg-Ser C 4.000% 08/01/23	385,000	460,841
Montana St Ref-Long Range Bldg-Ser C 4.000% 08/01/26	855,000	1,010,242
Montana St Ref-Long Range Bldg-Ser C 4.000% 08/01/27	480,000	558,998
Ravalli Cnty MT GO 4.250% 07/01/27	150,000	158,609
Ravalli Cnty MT GO 4.350% 07/01/28	155,000	165,337
Ravalli Cnty MT GO 4.400% 07/01/29	165,000	175,709
Ravalli Cnty MT GO 4.250% 07/01/30	755,000	857,529
Valley Cnty MT Sch Dist #1-A (Glasgow) GO 4.250% 07/01/31	450,000	516,551
Yellowstone Cnty MT Sch Dist #2 Billings Sch Bldg GO 5.000% 06/15/24	500,000	637,525
Yellowstone Cnty MT Sch Dist #2 Billings Sch Bldg GO 5.000% 06/15/26	515,000	645,825
Yellowstone Cnty MT Sch Dist #2 Billings Sch Bldg GO 5.000% 06/15/27	1,000,000	1,245,550
Yellowstone Cnty MT Sch Dist #2 Billings Sch Bldg GO 5.000% 06/15/31	350,000	429,993
Yellowstone Cnty MT Sch Dist #2 Billings Sch Bldg GO 5.000% 06/15/32	435,000	532,479
Yellowstone Cnty MT Sch Dist #26 Ref GO 3.000% 07/01/26	300,000	326,043
Yellowstone Cnty MT Sch Dist #26 Ref GO 3.000% 07/01/27	325,000	351,315
		23,212,278
Health Care (23.6%)
MT Fac Fin Auth Health Master Ln Pg NE MT-B 4.500% 05/01/27	250,000	253,813
MT Fac Fin Auth Health Care Facs Rev (St Luke Health) 4.500% 01/01/17	120,000	120,985
MT Fac Fin Auth Health Care Facs Rev (St Luke Health) 5.000% 01/01/22	600,000	605,808
MT Fac Fin Auth Glendive Med Ctr 4.500% 07/01/23	250,000	263,545
MT Fac Fin Auth Health Care Facs Rev Kalispell Regl Med Ctr 4.500% 07/01/23	1,025,000	1,145,807
*MT Fac Fin Auth Health Care Facs Rev Kalispell Regl Med Ctr 4.650% 07/01/24	1,365,000	1,520,992
MT Fac Fin Auth Health Care Facs Rev Kalispell Regl Med Ctr 4.750% 07/01/25	380,000	422,754
MT Fac Fin Auth Health Care Facs Rev Master Ln PG-Comnty Med Ctr 5.250% 06/01/30	660,000	767,811
MT Fac Fin Auth Health Care Facs Rev Master Ln PG-Comnty Med Ctr 5.125% 06/01/26	1,000,000	1,158,830
MT Fac Fin Auth Rev Prov Health & Svce 5.000% 10/01/19	175,000	175,021
*MT Fac Fin Auth Rev Prov Health & Svce 5.000% 10/01/22	1,500,000	1,500,165
MT Fac Fin Auth Rev Benefis Health Sys 4.750% 01/01/24	150,000	151,137
MT Fac Fin Auth Rev Benefis Health Sys 4.750% 01/01/25	275,000	276,988
MT Fac Fin Auth Sisters of Charity Leavenworth 4.750% 01/01/40	705,000	756,916
MT Fac Fin Auth Sisters of Charity Leavenworth 4.500% 01/01/24	1,000,000	1,084,980
MT Fac Fin Auth Sisters of Charity Leavenworth 5.000% 01/01/24	400,000	443,764
MT Fac Fin Auth Health Care Hosp-Benefis Health Sys 5.500% 01/01/25	575,000	662,147
MT Fac Fin Auth Health Care Hosp-Benefis Health Sys 5.750% 01/01/31	815,000	936,639
MT Fac Fin Auth Hlth Fac Bozeman Deaconess Hlth SVCS-Ser A 5.000% 06/01/28	1,015,000	1,222,740
MT Fac Fin Auth Hlth Fac Bozeman Deaconess Hlth SVCS-Ser C 5.000% 06/01/29	915,000	1,101,212
MT St Health Fac Auth Health Care Rev (St Hosp) 5.000% 06/01/22	1,100,000	1,101,034
MT St Health Fac Auth Health Care Rev (Big Horn Hosp - Hardin) 5.100% 02/01/18	155,000	155,322
MT St Health Fac Auth Health Care Rev (Marcus Daly Mem) 6.000% 08/01/20	790,000	792,015
Yellowstone Cnty MT Health Care Lease Rev 5.000% 09/01/29	1,250,000	1,300,225
Yellowstone Cnty MT Health Care Lease Rev 5.250% 09/01/34	245,000	255,013
Yellowstone Cnty MT Health Care Lease Rev 4.000% 10/01/29	710,000	802,186
		18,977,849
Housing (12.0%)
MT Brd of Hsg Single Family Program 2.650% 06/01/21	140,000	142,635
MT Brd of Hsg Single Family Program 2.650% 12/01/21	315,000	323,017
MT Brd of Hsg Single Family Program 3.000% 06/01/23	185,000	190,781
MT Brd of Hsg Single Family Program 3.000% 12/01/23	90,000	92,998
MT Brd of Hsg Single Family Program 3.150% 06/01/24	365,000	379,111
MT Brd of Hsg Single Family Program 3.150% 12/01/24	130,000	134,741
MT Brd of Hsg Single Family Program 3.350% 06/01/25	155,000	160,473
MT St Brd of Hsg SF MTGE Program-Ser B-2 3.875% 12/01/23	220,000	244,248
MT St Brd of Hsg SF MTGE Program-Ser B-2 4.050% 06/01/24	190,000	210,814
MT St Brd of Hsg SF MTGE Program-Ser B-2 4.050% 12/01/24	545,000	604,040
MT St Brd of Hsg SF MTGE Program-Ser B-2 4.650% 12/01/28	310,000	342,931
MT Brd of Hsg Single Family Mtg Ser B 4.750% 12/01/27	40,000	40,042
MT Brd of Hsg Single Family Program 5.050% 12/01/24	35,000	36,084
MT Brd of Hsg Single Family Program 5.300% 12/01/29	165,000	170,577
*MT Brd of Hsg Single Family Homeownership-A 4.700% 12/01/26	950,000	1,010,695
MT St Brd Hsg Single Family Homeownership-A 4.850% 06/01/28	440,000	465,810
MT Brd of Hsg AMT-Single Familiy Homeownership 3.850% 06/01/19	550,000	571,120
MT St Brd of Hsg Single Family Homeownership 2.650% 06/01/19	170,000	173,718
MT St Brd of Hsg Single Family Homeownership 2.900% 06/01/20	165,000	170,140
MT St Brd of Hsg Single Family Homeownership 3.100% 06/01/21	420,000	435,674
MT St Brd of Hsg SF Mtg Ser B-1 4.000% 12/01/38	2,865,000	3,025,383
MT St Brd of Hsg SF Mtg Ser A-1 2.400% 12/01/26	250,000	255,482
MT St Brd of Hsg SF Mtg Ser A-1 3.150% 12/01/36	500,000	505,145
		9,685,659
Other Revenue (16.8%)
Anaconda-Deer Lodge Cnty MT (Mill Creek Project) 4.125% 07/01/29	280,000	293,082
Billings MT Spl Impt Dist No 1369 & 1391 5.500% 07/01/26	300,000	325,425
Billings MT Pooled Spl Sidewalk Gutter & Alley 4.550% 07/01/20	65,000	65,040
Billings MT Pooled Spl Sidewalk Gutter & Alley 4.700% 07/01/21	70,000	70,047
Billings MT Pooled Spl Sidewalk Gutter & Alley 4.800% 07/01/22	70,000	70,050
Billings MT Spl Impt Dist Ref No 1360 4.000% 07/01/17	315,000	319,249
Billings MT Spl Impt Dist Ref No 1360 4.000% 07/01/18	405,000	414,011
Billings MT Tax Increment Urban Renewal Ref 4.375% 07/01/29	490,000	511,134
Billings MT Tax Increment Urban Renewal Ref 5.000% 07/01/33	900,000	953,379
*Billings MT Tax Increment Urban Renewal Ref 4.250% 07/01/35	1,000,000	1,036,200
Billings MT Tax Increment S.Billing Blvd Urban Renewal Dist 3.750% 07/01/36	930,000	916,227
Bozeman MT Tax Increment Urban Renewal Rev Downtown Impt Dist 4.950% 07/01/28	200,000	214,900
Butte Silver Bow MT City & Cnty Tax Increment 5.000% 07/01/21	600,000	670,506
Gallatin Cnty MT Rural Impt Dist No 396 5.500% 07/01/25	600,000	614,778
Gallatin Cnty MT Rural Impt Dist No 396 6.000% 07/01/30	1,000,000	1,024,720
Great Falls MT Tax Increment Urban Renewal West BK Urban Renewal Dist-A 5.550% 07/01/29	275,000	300,259
Helena MT Ctfs Partn 4.625% 01/01/24	270,000	292,342
Helena MT Ctfs Partn 5.000% 01/01/29	175,000	190,942
Helena MT COPS 3.000% 04/15/33	790,000	805,113
Helena MT COPS 3.000% 04/15/36	1,275,000	1,272,807
Missoula MT Pkg Commission Ref 4.000% 10/01/26	835,000	948,927
Missoula MT Tax Increment Urban Renewal 5.125% 07/01/26	125,000	133,047
MT Fac Fin Auth Health Care Facs Rev (Cmnty Counsel & Correctl Svcs) 4.500% 10/01/22	470,000	470,047
MT Fac Fin Auth Boyd Andrew Cmnty Svcs Proj 4.375% 10/01/20	285,000	285,026
MT Fac Fin Auth Health Care Facs Rev (Boyd Andrew Proj) 4.500% 10/01/22	215,000	215,019
MT St Health Fac Auth Health Care Rev (Lewis & Clark Office Proj) 5.100% 02/01/18	80,000	80,166
MT Health Facs Auth (Alternatives Inc) Prerelease Ctr Rev 5.600% 10/01/17	240,000	240,031
MT Health Facs Auth (Boyd Andrew Prj) Pre-Release Ctr 6.300% 10/01/20	795,000	796,669
		13,529,143
Transportation (7.0%)
Billings MT Arpt Rev 4.500% 07/01/18	800,000	832,632
Billings MT Arpt Rev 4.750% 07/01/19	350,000	376,054
Billings MT Arpt Rev 5.000% 07/01/20	235,000	258,321
Madison Cnty MT Rural Impt Dist 5.500% 07/01/25	770,000	789,550
*Madison Cnty MT Rural Impt Dist 6.000% 07/01/30	1,000,000	1,024,790
Missoula MT Spl Assmt Pooled Spl Sidewalk Curb 4.750% 07/01/27	200,000	204,044
Missoula MT Spl Assmt Sidewalk Curb 6.000% 07/01/30	200,000	219,828
Missoula MT Spl Impt Dists #540 4.600% 07/01/24	100,000	100,071
Missoula MT Spl Impt Dists #540 4.600% 07/01/25	105,000	105,061
Missoula MT Spl Impt Dists #541 5.400% 07/01/29	370,000	400,743
Missoula MT Spl Impt Dists #548 4.000% 07/01/19	190,000	197,851
Missoula MT Spl Impt Dists #548 4.625% 07/01/23	240,000	256,039
Missoula MT Spl Impt Dists #548 5.250% 07/01/27	240,000	259,150
Missoula MT Spl Impt Dists #548 5.500% 07/01/31	235,000	253,396
MT St Dept of Transportation Rev Grant Antic Hwy 93 5.000% 06/01/22	350,000	374,283
		5,651,813
Utilities (1.7%)
Billings MT Storm Swr Revenue 4.000% 07/01/25	215,000	247,188
Billings MT Storm Swr Revenue 4.000% 07/01/26	225,000	255,834
Billings MT Storm Swr Revenue 4.000% 07/01/28	250,000	287,947
Billings MT Storm Swr Revenue 4.000% 07/01/29	250,000	283,985
Dillon MT Wtr & Swr Sys Rev 4.000% 07/01/33	250,000	284,413
		1,359,367

TOTAL MUNICIPAL BONDS (COST: $75,786,013)		$79,524,391

OTHER ASSETS LESS LIABILITIES (1.2%)		954,237

NET ASSETS (100.0%)		$80,478,628

*Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.

VIKING TAX-FREE FUND FOR NORTH DAKOTA
Schedule of Investments September 30, 2016 (unaudited)
	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (97.1%)

Education (14.4%)
Barnes Cnty ND North Public Sch Dist Bldg Auth Lease Rev 4.000% 05/01/22	$250,000	$273,082
Fargo ND Sch Dist Bldg Auth Lease Rev Ref 4.000% 05/01/20	250,000	254,360
ND St Brd Higher Ed ND St Univ Hsg & Aux - Facs 4.000% 04/01/25	415,000	490,447
Univ of ND Hsg & Aux Facs Rev - Series 2014 4.000% 04/01/28	365,000	412,764
ND St Brd Higher Ed Rev Hsg & Aux 4.000% 04/01/33	500,000	544,915
ND State Board of Hgr Educ (MSU) Facs Rev Ref 3.000% 08/01/26	265,000	286,542
ND State Board of Hgr Educ (MSU) Facs Rev Ref 3.000% 08/01/27	275,000	293,403
ND State Board of Hgr Educ (MSU) Facs Rev Ref 3.250% 08/01/28	280,000	300,877
ND State Board of Hgr Educ (MSU) Facs Rev Ref 3.250% 08/01/29	290,000	307,728
ND St Brd Higher Ed (ND St Univ Hsg & Aux Facs) 5.000% 04/01/27	250,000	255,220
ND St Brd Higher Ed 5.000% 04/01/25	160,000	174,842
Univ of ND Hsg & Aux Facs Ref Rev 5.000% 04/01/24	250,000	294,670
		3,888,850
General Obligation (22.1%)
Bismarck ND Ref & Impt Ser H 3.000% 05/01/23	500,000	533,490
Bismarck ND Public Sch Dist #1 Sch Bldg 4.000% 05/01/26	750,000	846,053
Dickinson ND Public School District #1 4.000% 08/01/34	400,000	440,232
Fargo ND Ref & Impt - Ser A 4.000% 05/01/23	300,000	336,510
Fargo ND GO Implt Ser D 4.000% 05/01/37	250,000	271,803
Grand Forks ND Pub Bldg 4.625% 12/01/26	350,000	364,011
Mandan Public Schools District # 1 3.125% 08/01/24	200,000	218,264
Maple-Steele ND Jt Wtr Res Dist GO 4.000% 05/01/30	250,000	250,175
Minot ND Arpt Rev Amt - Set D 3.500% 10/01/25	570,000	622,514
Minot ND Arpt Rev Amt - Set D 4.000% 10/01/28	355,000	386,158
Minot ND Arpt Rev GO AMT-Ser E 3.500% 10/01/31	500,000	518,885
Minot ND Wtr & Swr Util Rev 5.250% 10/01/22	200,000	209,510
Minot ND Wtr & Swr Util Rev 5.375% 10/01/23	250,000	262,045
West Fargo ND GO Ref - Ser B 3.250% 05/01/34	150,000	154,219
*West Fargo ND Pub Sch Dist No 6 4.000% 05/01/23	500,000	562,755
		5,976,624
Health Care (16.0%)
Burleigh Cnty ND Health Care Rev Ref St Alexius Med Ctr-Ser A 5.000% 07/01/22	300,000	365,415
Burleigh Cnty ND Health Care Rev Ref St Alexius Med Ctr-Ser A 4.500% 07/01/32	250,000	296,025
Burleigh Cnty ND Health Care Rev St Alexius Med Ctr Proj - Ser A 5.000% 07/01/35	500,000	589,535
Burleigh Cnty ND Mun Indl Dev Act Rev Ref MO Slope Luth Care Ctr 5.050% 11/01/18	125,000	125,087
Fargo ND Health Sys 5.500% 11/01/20	500,000	589,410
Fargo ND Health Sys 6.000% 11/01/28	500,000	601,925
Grand Forks ND Hlth Care Sys Rev Altru Hlth Sys 5.000% 12/01/22	500,000	582,335
Grand Forks ND Hlth Care Sys Rev Altru Hlth Sys 4.000% 12/01/27	400,000	425,812
Grand Forks ND Hlth Care Sys Rev Altru Hlth Sys 5.000% 12/01/32	250,000	275,697
Grand Forks ND Nursing Fac 7.250% 11/01/29	300,000	312,414
Langdon ND Health Care Facs Rev Cavalier Cnty Mem Hosp PJ 6.200% 01/01/25	155,000	156,569
		4,320,224
Housing (14.2%)
ND St Hsg Fin Agy Rev Home Mtg Fin Prog Ser B 3.650% 01/01/20	95,000	100,215
ND Pub Fin Auth McVille & Drayton Obl Grp 4.500% 06/01/26	400,000	451,656
ND St Hsg Fin Agy 2.900% 07/01/20	300,000	308,709
ND St Hsg Fin Agy 3.050% 07/01/21	150,000	155,259
*ND St Hsg Fin Agy 3.350% 07/01/21	785,000	839,165
*ND St Hsg Fin Agy 3.100% 01/01/26	1,165,000	1,223,390
ND St Hsg Fin Agy Hsg Fin Prog - Ser A 3.200% 01/01/35	750,000	752,385
		3,830,779
Other Revenue (15.2%)
Bismarck ND Park Dist Park Facs Gross Revs 3.500% 04/01/25	280,000	295,084
Bismarck ND Park Dist Park Facs Gross Revs 3.650% 04/01/27	295,000	309,443
Burleigh & Morton Cnty Sales Tax Rev Ser A 4.000% 11/01/32	400,000	427,504
Grand Forks ND Mosquito Ctl Rev 4.750% 09/01/24	100,000	100,221
Jamestown ND Park Dist Sales Tax Rev Two Rivers Activity Center Ser A 4.000% 07/01/33	345,000	368,015
Minot ND Park Dist Facs Gross Rev Ref 3.000% 12/01/28	645,000	658,074
ND Pub Fin Auth AMT Indl Dev Prog 5.000% 06/01/20	150,000	150,205
ND Pub Fin Auth AMT Indl Dev Prog 5.000% 06/01/31	240,000	240,324
ND Pub Fin Auth St Revolving FD 5.500% 10/01/27	250,000	272,983
ND Pub Fin Auth Indl Dev Prog 6.000% 06/01/34	200,000	225,122
ND Pub Fin Auth 4.000% 06/01/30	400,000	439,988
ND Pub Fin Auth Capital Financing Prog Ser - A 4.000% 06/01/28	265,000	300,014
*Ward Cnty ND Sales Tax Rev 3.000% 04/01/22	300,000	316,770
		4,103,747
Transportation (6.6%)
Grand Forks ND Regl Arpt Auth Arpt Rev Ser A 4.600% 06/01/24	350,000	379,330
Grand Forks ND Regl Arpt Auth Arpt Rev Ser A 5.000% 06/01/29	500,000	547,125
Grand Forks ND Regl Arpt Auth Arpt Rev 3.600% 06/01/23	180,000	193,604
*Grand Forks ND Regl Arpt Auth Arpt Rev Ser A 4.500% 06/01/28	600,000	661,644
		1,781,703
Utilities (8.6%)
Bismarck ND Wtr Revenue 3.000% 04/01/21	495,000	521,740
Bismarck ND Wtr Revenue 3.625% 04/01/25	675,000	709,675
Bismarck ND Wtr Revenue 3.750% 04/01/26	265,000	278,353
*Mclean Cnty ND Solid Waste Facs Rev Great River Energy Proj 4.875% 07/01/26	750,000	820,575
		2,330,343

TOTAL MUNICPAL BONDS (COST: $24,485,348)		$26,232,270

OTHER ASSETS LESS LIABILITIES (2.9%)		795,716

NET ASSETS (100.0%)		$27,027,986

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.

NOTE: INVESTMENT IN SECURITIES (unaudited)
At September 30, 2016, the net unrealized appreciation (depreciation) based on the cost of investments for federal income tax purposes was as follows:

	Viking Tax-Free Fund for Montana	Viking Tax-Free Fund for North Dakota
Investments at cost	$75,786,013	$24,485,348
Unrealized appreciation	$3,873,877	$1,746,922
Unrealized depreciation	($135,499)	$0
Net unrealized appreciation (depreciation)*	$3,738,378	$1,746,922

*Differences between financial reporting-basis and tax-basis unrealized appreciation/(depreciation) are due to differing treatment of wash sales and market discount.

NOTE: FAIR VALUE MEASUREMENTS (unaudited)

Various inputs are used in determining the value of the Funds' investments. These inputs are summarized in three broad levels: Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 inputs are based on significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments.) The following is a summary of the inputs used to value the Funds’ investments as of September 30, 2016:

Viking Tax-Free Fund for Montana

	Level 1	Level 2	Level 3	Total
Short Term Securities	$0	$0	$0	$0
Municipal Bonds	0	79,524,391	0	79,524,391
Total	$0	$79,524,391	$0	$79,524,391

Viking Tax-Free Fund for North Dakota

	Level 1	Level 2	Level 3	Total
Short Term Securities	$0	$0	$0	$0
Municipal Bonds	0	26,232,270	0	26,232,270
Total	$0	$26,232,270	$0	$26,232,270

Item 2. CONTROLS AND PROCEDURES.

(a)

The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the “Report”). The registrant’s principal executive officer and principal financial officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are adequately designed to ensure that material information relating to the registrant is made known to them by others, particularly during the period in which this report is being prepared, so that there is time to allow for decisions regarding required disclosure. Further, in their opinion, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively, to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the filing date.

(b)

There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. EXHIBITS.

(a)	(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 is filed and attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Viking Mutual Funds

By: /s/ Shannon D. Radke
Shannon D. Radke
President

November 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Shannon D. Radke
Shannon D. Radke
President

November 29, 2016

By: /s/ Adam Forthun
Adam Forthun
Treasurer

November 29, 2016